Warrant Liability	12 Months Ended
Dec. 31, 2020
Warrant Liability
Warrant Liability
18.	Warrant liability

The change in the Company’s warrant liability can be summarized as follows:

	Years ended December 31,
	2020	2019
	$	$
Balance – Beginning of the year	2,255	3,634
Warrants issued during the year (a)	6,269	3,457
Warrants exercised during the year	—	(318)
Net gain on change in fair value of warrant liability	(1,147)	(4,518)
Warrant liability reclassified to equity (b)	(7,377)	—
Balance - End of the year	—	2,255
Less: current portion	—	(6)
Non-current portion	—	2,249

A summary of the activity related to the Company’s warrants as classified as a liability is provided below:

	Years ended December 31,
	2020		2019
	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number
Balance – Beginning of the year	6,629,144	4.00	3,391,844	6.23	3,417,840
Exercised	—	—	(87,700)	1.07	—
Issued (a)	13,043,033	0.65	3,325,000	1.65	—
Reclassified to equity (b)	(16,368,033)	0.86	—	—	—
Expired (c)	(3,304,144)	6.36	—	—	(25,996)
Balance – End of year	—	—	6,629,144	4.00	3,391,844

(a)	Warrants issued

2020

On February 21, 2020, the Company closed a registered direct offering for 3,478,261 common shares, at a purchase price of $1.29 per share, priced at-the-market (note 20). Additionally, the Company issued to the investors unregistered warrants to purchase up to an aggregate of 2,608,696 common shares in a concurrent private placement. The warrants have an exercise price of $1.20 per common share, are exercisable immediately and will expire five and one-half years following the date of issuance. The Company also issued 243,478 warrants to the placement agent with an exercise price of $1.62 per common share, which are exercisable immediately and will expire five years following the date of issuance.

On August 5, 2020, the Company closed a securities purchase agreement with several institutional investors in the United States providing for the sale and issuance of 12,427,876 common shares at a purchase price of $0.56325 per common share in a registered direct offering priced at-the-market under Nasdaq rules. The offering resulted in gross proceeds of approximately $7,000. Concurrently, the Company issued to the purchasers unregistered warrants to purchase up to an aggregate of 9,320,907 common shares. The warrants are exercisable for a period of five and one-half years, exercisable immediately following the issuance date and have an exercise price of $0.47 per common share. In addition, the Company issued unregistered warrants to the placement agent to purchase up to an aggregate of 869,952 common shares, with an exercise price of $0.7040625 per share and an expiration date of August 3, 2025.

2019

On September 20, 2019, the Company entered into a securities purchase agreement for $4,988 (before total transaction costs of $786) of its common shares in a registered direct offering and warrants to purchase common shares in a concurrent private placement (together, the “Offering”). The combined purchase price for one common share and one warrant was $1.50 (note 20). Under the terms of the securities purchase agreement, the Company sold 3,325,000 common shares. In a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 3,325,000 common shares. The warrants are exercisable commencing six months from the date of issuance, have an exercise price of $1.65 per share and expire 5 years following the date of issuance.

All issued warrants contain a provision where if, at any time while the warrants are outstanding, the Company completes a Fundamental Transaction (as defined in the warrant agreements) but is generally understood to be a change of control of the Company, the warrant holders will have the right to receive payment for the unexercised warrant (as defined in the warrant agreements).

(b)	Warrant liability reclassified to equity

The Company had issued 3,325,000 unregistered investor warrants in the September 2019 closed direct offering as well as 2,608,696 unregistered investor warrants and 243,478 unregistered placement agent warrants in the February 2020 closed direct offering transaction. The terms of the warrant agreement stated that if the warrants remained unregistered, the warrant holder could elect to exercise the warrants by way of a cashless exercise. This violated the fixed-for-fixed criterion due to the cashless exercise option, and accordingly these warrants had been accounted for as a liability.

Effective June 16, 2020, the Company registered the common shares underlying these warrants by way of a registration statement which eliminated the cashless exercise option on the warrants, on a one-for-one basis. Accordingly, as of June 16, 2020, the warrant liability was remeasured at fair value using the Black-Scholes option pricing model, with the amount of the remeasurement loss recognized in the condensed interim consolidated statements of comprehensive loss. The carrying value of the warrants was then reclassified from warrant liability to other capital within equity (note 20).

The Company also issued 9,320,907 unregistered investor warrants and 869,952 unregistered placement agent warrants in the August 2020 registered direct offering transaction. The terms of the warrant agreement stated that if the warrants remained unregistered, the warrant holder could elect to exercise the warrants by way of a cashless exercise. This violated the fixed-for-fixed criterion due to the cashless exercise option, and accordingly these warrants were accounted for as a liability on issuance and measured at fair value using the Black-Scholes option pricing model. Effective September 14, 2020, the Company registered the common shares underlying these warrants by way of a registration statement which eliminated the cashless exercise option on the warrants, on a one-for-one basis. Accordingly, as of September 14, 2020, the warrant liability was remeasured at fair value using the Black-Scholes option pricing model, with the amount of the remeasurement loss recognized in the condensed interim consolidated statements of comprehensive loss. The carrying value of the warrants was then reclassified from warrant liability to other capital within equity (note 20).

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of such warrants as at the noted dates of reclassification:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
As at June 16, 2020:
September 2019 Warrants	3,325,000	0.96	1.65	0.30%	104.5%	4.3	0.00%
February 2020 Investor Warrants	2,608,696	0.96	1.20	0.36%	119.3%	5.2	0.00%
February 2020 Placement Agent Warrants	243,478	0.96	1.62	0.32%	113.3%	4.7	0.00%
As at September 14, 2020:
August 2020 Investor Warrants	9,320,907	0.38	0.47	0.31%	120.5%	5.4	0.00%
August 2020 Placement Agent Warrants	869,952	0.38	0.704063	0.26%	114.6%	4.9	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(c)	Warrants expired

On March 10, 2020, the Company had 28,144 warrants expire, each with an exercise price of $1.07. On May 1, 2020, the Company had 945,000 warrants expire, each with an exercise price of $4.70. On December 14, 2020, the Company had 2,331,000 warrants expire with an exercise price of $7.10.